UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-08599

DWS Equity Trust

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 4/30

Date of reporting period: 1/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2007 (Unaudited)

DWS Disciplined Long/Short Value Fund

	Shares	Value ($)

Common Stocks 117.6%
Consumer Discretionary 10.2%
Hotels Restaurants & Leisure 1.9%
Choice Hotels International, Inc.	2,400	101,496
Darden Restaurants, Inc.	2,400	93,936
Starbucks Corp.*	100	3,494

		198,926

Internet & Catalog Retail 0.6%
Nutri/System, Inc.*	1,500	66,075
Media 3.8%
Cablevision Systems Corp. (New York Group) "A"	3,700	112,073
The DIRECTV Group, Inc.*	4,500	109,755
Walt Disney Co.	5,000	175,850

		397,678
Multiline Retail 1.2%
Federated Department Stores, Inc.	300	12,447
Nordstrom, Inc.	2,100	116,991

		129,438
Specialty Retail 1.9%
Dick's Sporting Goods, Inc.*	2,000	102,980
Office Depot, Inc.*	2,600	97,214

		200,194
Textiles, Apparel & Luxury Goods 0.8%
Liz Claiborne, Inc.	1,800	79,920
Consumer Staples 7.4%
Food & Staples Retailing 1.6%
Kroger Co.	1,600	40,960
Safeway, Inc.	3,600	129,708

		170,668
Food Products 1.5%
Campbell Soup Co.	900	34,632
ConAgra Foods, Inc.	4,600	118,266

		152,898
Household Products 1.8%
Kimberly-Clark Corp.	800	55,520
Procter & Gamble Co.	2,100	136,227

		191,747
Tobacco 2.5%
Altria Group, Inc.	500	43,695
Reynolds American, Inc.	1,800	116,100
UST, Inc.	1,800	103,392

		263,187
Energy 20.8%
Energy Equipment & Services 4.2%
Patterson-UTI Energy, Inc.	4,500	108,675
Tidewater, Inc.	2,200	113,454
Todco*	3,100	107,353
Unit Corp.*	2,200	106,656

		436,138
Oil, Gas & Consumable Fuels 16.6%
Apache Corp.	2,000	145,940
Chevron Corp.	4,600	335,248
Cimarex Energy Co.	2,800	104,944
ConocoPhillips	800	53,128
Devon Energy Corp.	2,200	154,198
ExxonMobil Corp.	8,100	600,210
Newfield Exploration Co.*	2,600	111,306
Tesoro Corp.	1,700	140,063
W&T Offshore, Inc.	3,200	98,304

		1,743,341

Financials 32.5%
Capital Markets 5.2%
Merrill Lynch & Co., Inc.	2,200	205,832
Morgan Stanley	2,600	215,254
The Goldman Sachs Group, Inc.	600	127,296

		548,382
Commercial Banks 5.9%
BB&T Corp.	3,100	131,006
Regions Financial Corp.	1,000	36,260
US Bancorp	5,200	185,120
Wachovia Corp.	400	22,600
Wells Fargo & Co.	6,700	240,664

		615,650
Diversified Financial Services 10.1%
Bank of America Corp.	8,200	431,156
Citigroup, Inc.	5,000	275,650
JPMorgan Chase & Co.	6,900	351,417

		1,058,223
Insurance 6.0%
American International Group, Inc.	1,300	88,985
CNA Financial Corp.*	2,500	101,625
Loews Corp.	3,000	130,380
MetLife, Inc.	2,300	142,876
Philadelphia Consolidated Holding Corp.*	2,200	99,132
W.R. Berkley Corp.	2,100	69,489

		632,487
Real Estate Investment Trusts 3.6%
Apartment Investment & Management Co. "A" (REIT)	500	31,315
Archstone-Smith Trust (REIT)	1,000	63,210
Equity Residential (REIT)	800	45,024
Host Hotels & Resorts, Inc. (REIT)	1,600	42,352
iStar Financial, Inc. (REIT)	400	20,060
Mack-Cali Realty Corp. (REIT)	500	27,820
ProLogis (REIT)	800	52,000
Public Storage, Inc. (REIT)	200	21,752
Simon Property Group, Inc. (REIT)	200	22,878
Vornado Realty Trust (REIT)	400	48,940

		375,351
Thrifts & Mortgage Finance 1.7%
Fannie Mae	1,400	79,142
IndyMac Bancorp., Inc.	2,400	93,336

		172,478
Health Care 9.4%
Health Care Equipment & Supplies 1.0%
Becton, Dickinson & Co.	1,400	107,716
Health Care Providers & Services 1.0%
Humana, Inc.*	1,900	105,450
Pharmaceuticals 7.4%
Abbott Laboratories	2,600	137,800
Merck & Co., Inc.	1,900	85,025
Mylan Laboratories, Inc.	5,000	110,700
Pfizer, Inc.	14,100	369,984

Schering-Plough Corp.	2,700	67,500

		771,009
Industrials 9.0%
Aerospace & Defense 1.2%
Raytheon Co.	2,300	119,370
Commercial Services & Supplies 0.9%
Steelcase, Inc. "A"	5,000	97,950
Industrial Conglomerates 1.6%
General Electric Co.	4,700	169,435
Machinery 2.2%
Cummins, Inc.	900	121,104
Gardner Denver, Inc.*	2,800	107,940

		229,044
Road & Rail 3.1%
Laidlaw International, Inc.	3,400	101,014
Ryder System, Inc.	2,000	109,080
Swift Transportation Co., Inc.*	3,700	112,924

		323,018
Information Technology 10.1%
Communications Equipment 1.0%
Corning, Inc.*	4,900	102,116
Computers & Peripherals 2.0%
Hewlett-Packard Co.	4,000	173,120
Western Digital Corp.*	2,100	41,160

		214,280
Electronic Equipment & Instruments 1.0%
Tech Data Corp.*	2,700	100,278
IT Services 1.9%
Acxiom Corp.	3,900	88,530
Total System Services, Inc.	3,500	108,150

		196,680
Semiconductors & Semiconductor Equipment 2.8%
Atmel Corp.*	16,700	99,866
National Semiconductor Corp.	4,400	101,772
Novellus Systems, Inc.*	3,100	95,573

		297,211
Software 1.4%
BEA Systems, Inc.*	3,700	45,621
Cadence Design Systems, Inc.*	5,500	103,950

		149,571
Materials 7.5%
Chemicals 1.9%
Air Products & Chemicals, Inc.	200	14,932
FMC Corp.	600	46,710
Lyondell Chemical Co.	4,300	135,966

		197,608
Containers & Packaging 1.0%
Smurfit-Stone Container Corp.*	10,200	110,160
Metals & Mining 3.5%
Carpenter Technology Corp.	1,000	117,100

Southern Copper Corp.	1,800	112,500
United States Steel Corp.	1,600	133,584

		363,184
Paper & Forest Products 1.1%
International Paper Co.	3,500	117,950
Telecommunication Services 5.6%
Diversified Telecommunication Services
AT&T, Inc.	8,500	319,855
Verizon Communications, Inc.	6,800	261,936
Utilities 5.1%
Electric Utilities 2.0%
Duke Energy Corp.	7,100	139,799
FirstEnergy Corp.	1,100	65,263
Great Plains Energy, Inc.	200	6,266

		211,328
Independent Power Producers & Energy Traders 0.9%
AES Corp.*	4,500	93,555
Multi-Utilities 2.2%
PG&E Corp.	1,300	60,684
Sempra Energy	2,100	120,498
TECO Energy, Inc.	2,600	44,096

		225,278

Total Common Stocks (Cost $11,906,438)		12,316,763
	Principal Amount ($)	Value ($)

US Treasury Obligations 0.1%
US Treasury Bill, 4.97%**, 4/19/2007 (a) (Cost $14,841)	15,000	14,841
	Shares	Value ($)

Cash Equivalents 1.7%
Cash Management QP Trust, 5.31% (b) (Cost $181,403)	181,403	181,403
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 12,102,682)	119.4	12,513,007
Other Assets and Liabilities, Net	(19.4)	(2,035,887)

Net Assets	100.0	10,477,120
	Shares	Value ($)

Common Stocks Sold Short 19.7%
Consumer Discretionary 3.9%
Hotels Restaurants & Leisure 2.0%
Las Vegas Sands Corp.*	1,000	104,070
Wynn Resorts Ltd.	1,000	111,740

		215,810
Internet & Catalog Retail 0.9%
IAC/InterActiveCorp.*	2,400	92,160

Specialty Retail 1.0%
Tractor Supply Co.*	2,100	105,693
Consumer Staples 1.0%
Beverages
Hansen Natural Corp.*	2,900	110,461
Energy 4.9%
Energy Equipment & Services 2.9%
Dresser-Rand Group, Inc.*	4,000	103,840
Smith International, Inc.	2,400	95,232
TETRA Technologies, Inc.*	4,400	101,904

		300,976
Oil, Gas & Consumable Fuels 2.0%
Massey Energy Co.	4,300	101,867
Southwestern Energy Co.*	2,900	111,534

		213,401
Health Care 0.9%
Biotechnology
MedImmune, Inc.*	2,800	97,048
Industrials 3.2%
Airlines 0.1%
Southwest Airlines Co.	1,000	15,100
Construction & Engineering 1.1%
Shaw Group, Inc.*	3,400	114,784
Road & Rail 1.0%
Kansas City Southern*	3,300	99,198
Trading Companies & Distributors 1.0%
Fastenal Co.	2,800	104,384
Information Technology 3.8%
Communications Equipment 0.8%
Juniper Networks, Inc.*	4,500	81,540
Computers & Peripherals 0.1%
SanDisk Corp.*	200	8,040
Office Electronics 1.0%
Zebra Technologies Corp. "A"*	2,900	100,543
Semiconductors & Semiconductor Equipment 0.9%
Broadcom Corp. "A"*	3,100	98,952
Software 1.0%
Novell, Inc.*	14,400	104,400
Materials 1.0%
Paper & Forest Products
Louisiana-Pacific Corp.	4,400	100,804
Telecommunication Services 1.0%
Diversified Telecommunication Services
Level 3 Communications, Inc.*	6,400	39,744
NeuStar, Inc. "A"*	2,000	61,780

Total Common Stocks Sold Short (Proceeds $2,019,042)		2,064,818
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent prospectus.

*					Non-income producing security.
**					Annualized yield at time of purchase; not a coupon rate.
(a)					At January 31, 2007, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(b)					Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust
At January 31, 2007, open future contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

S&P Mini 500 Index	3/16/2007	2	142,235	144,300	2,065

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Disciplined Long/Short Value Fund, a series of DWS Equity Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Disciplined Long/Short Value Fund, a series of DWS Equity Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 21, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 March 21, 2007